CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025		Jun. 30, 2025		Jun. 30, 2024
ASSETS
Cash and cash equivalents	$ 35,284		$ 313,566		$ 11,117
Advance to suppliers, net	863,591		0
Financial Assets Held for Trading	2,520,128		2,384,192		0
Accounts receivable	4,399,671		3,219,313		540,000
Deposits, prepayments and other current assets, net	1,875,559		1,216,589		25,358
Due from related parties	58,816		58,325		25,614
Current assets of discontinued operation	0		0		1,621,421
Total current assets	9,753,049		7,191,985		2,223,510
Current assets:
Cash and cash equivalents	35,284		313,566		11,117
Advance to suppliers, net	863,591		0
Financial Assets Held for Trading	2,520,128		2,384,192		0
Accounts receivable	4,399,671		3,219,313		540,000
Deposits, prepayments and other current assets, net	1,875,559		1,216,589		25,358
Due from related parties	58,816		58,325		25,614
Current assets of discontinued operation	0		0		1,621,421
Total current assets	9,753,049		7,191,985		2,223,510
NON - CURRENT ASSETS:
Long-term investment	0		625,505		0
Right-of-use asset, net	263,722		0
Deferred tax assets	32,297		0
Other non-current assets	3,313,545		1,537,791		0
Deferred IPO cost			0		1,520,975
Non-current assets of discontinued operation	0		0		116,073
Total non - current assets	3,609,564		2,163,296		1,637,048
TOTAL ASSETS	13,362,613		9,355,281		3,860,558
Lease liability current	5,729		0
Accounts payable	0		3,000		0
Due to related parties	62,200		1,682,884		0
Income taxes payable	632,145		544,080		116,889
Accrued expenses and other liabilities	2,536,443		691,306		0
Current liabilities of discontinued operation	0		0		1,007,151
Total current liabilities	3,236,517		2,921,270		1,124,040
Lease liability, non-current	259,256		0
Convertible bonds	1,307,430		1,080,266		0
Non-current liabilities of discontinued operation	0		0		0
Total non - current liabilities	1,566,686		1,080,266		0
CURRENT LIABILITIES:
Lease liability current	5,729		0
Accounts payable	0		3,000		0
Due to related parties	62,200		1,682,884		0
Income taxes payable	632,145		544,080		116,889
Accrued expenses and other liabilities	2,536,443		691,306		0
Current liabilities of discontinued operation	0		0		1,007,151
Total current liabilities	3,236,517		2,921,270		1,124,040
NON - CURRENT LIABILITIES:
Lease liability, non-current	259,256		0
Convertible bonds	1,307,430		1,080,266		0
Non-current liabilities of discontinued operation	0		0		0
Total non - current liabilities	1,566,686		1,080,266		0
Total Liabilities	4,803,203		4,001,536		1,124,040
COMMITMENTS AND CONTINGENCIES	0		0		0
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	5,422,062		2,050,003		0
Statutory reserves			0		64,474
Retained earnings	3,126,955		3,336,442		2,838,715
Accumulated other comprehensive income/(loss)	8,198		(33,883)		(167,671)
Total shareholders’ equity	8,559,410		5,353,745		2,736,518
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	13,362,613		9,355,281		3,860,558
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	2,137	[1]	1,125	[1]	1,000
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	$ 58	[1]	$ 58	[1]	$ 0

[1]	After giving effect to the reverse stock split effected on March 16,2026.